OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Other Liabilities, Current [Abstract]
OTHER CURRENT LIABILITIES
NOTE 6:-	OTHER CURRENT LIABILITIES

	December 31,
	2017	2016
	US Dollars in thousands

Accrued payroll including amounts due to government authorities	983	887
Provision for vacation and other employee benefits	1,584	1,500
Accrued expenses	600	548
Employees' severance benefits	-	64
Provision for contingent liabilities (Note 9D)	274	267
Other liabilities	670	552

	4,111	3,818